Financial instruments - Disclosure of analysis of age of trade accounts receivable (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 1,343,282,000	$ 1,117,712,000
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,349,436,000	1,120,772,000
Cost | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,195,658,000	1,005,651,000
Cost | Past due 1-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	92,167,000	71,445,000
Cost | Past due 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	24,089,000	18,352,000
Cost | Past due 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	11,284,000	11,957,000
Cost | Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	26,238,000	13,367,000
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ (6,154,000)	$ (3,060,000)